Financials Liabilities (Details) - Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs $ in Thousands	Dec. 31, 2023 USD ($)
Level 1 [Member]
Financials Liabilities (Details) - Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Public warrants	$ 217
Total	217
Level 3 [Member]
Financials Liabilities (Details) - Schedule of Recurring Basis and Indicates the Fair Value Hierarchy of the Valuation Inputs [Line Items]
Public warrants	5,830
Conversion component of convertible loans	4,215
Total	$ 10,045